Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - £ / shares	Jun. 30, 2020	Dec. 31, 2019
Preferred shares, par value	£ 0.00001	£ 0.00001
Preferred shares, authorized	300,000,000	300,000,000
Preferred shares, issued	148,373,779	106,081,025
Preferred shares, outstanding	148,373,779	106,081,025
Ordinary shares, par value	£ 0.00001	£ 0.00001
Ordinary shares, authorized	700,000,000	700,000,000
Ordinary shares, issued	11,882,026	12,047,440
Ordinary shares, outstanding	11,882,026	12,047,440
Related Parties
Ordinary shares, par value	£ 0.00001	£ 0.00001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	4,721,120	4,000,000
Ordinary shares, outstanding	4,721,120	4,000,000
Deferred Shares
Deferred shares, par value	£ 0.00001	£ 0.00001
Deferred shares, authorized	275,784	110,370
Deferred shares, issued	275,784	110,370
Deferred shares, outstanding	275,784	110,370
Deferred B Shares
Deferred shares, par value	£ 0.001	£ 0.001
Deferred shares, authorized	123,638,835	0
Deferred shares, issued	123,638,835	0
Deferred shares, outstanding	123,638,835	0